NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2023
Nature Of Business
NATURE OF BUSINESS

1. NATURE OF BUSINESS

Latam Logistic Properties, S.A. (“LLP”) is a company organized in accordance with the laws of the Republic of Panama, constituted as a limited liability company, by public deed dated April 29, 2015, and registered before the Public Registry of Panama on May 4, 2015. The registered office is located in BMW Plaza, 9th floor, Calle 50, Panama City, Republic of Panama.

Latam Logistic Properties, S.A., through its affiliates and subsidiaries (jointly referred to as “the Group” and individually as “Group entities”), is a fully-integrated, internally managed real estate company that develops, owns and manages a diversified portfolio of warehouse logistics assets in Central and South America.

The consolidated financial statements of the Group as of December 31, 2023 and 2022 and the years ended December 31, 2023, 2022 and 2021 include the consolidated financial information of LLP and its subsidiaries. Information on the Group’s structure is provided in Note 2.

As of December 31, 2023, and 2022, Latam Logistic Properties, S.A. ownership structure was as follows:

	2023		2022
	Number of Common Shares	% of Ownership	Number of Common Shares	% of Ownership

JREP I Logistics Acquisition, L.P. (1)	149,378,010	88.8%	149,378,010	88.8%
Latam Logistics Investments, LLC	13,451,419	8.0%	13,451,419	8.0%
Latam Logistic Equity Partners, LLC	5,313,311	3.2%	5,313,311	3.2%
Total	168,142,740	100.0%	168,142,740	100.0%

(1)	JREP I Logistics Acquisition L.P. (“JREP I”) is the Group’s majority shareholder and controlling investor with 88.8% ownership. JREP GP LLC has exclusive management control over JREP I, which was engaged by Jaguar Growth Asset Management LLC to have full control over JREP I. The ultimate Group’s capital partner is Jaguar Growth Partners LLC, a New York based private equity fund with ample experience in real estate developments throughout emerging markets.

Business Combination Agreement -

On August 15, 2023, two, a Cayman Islands exempted company (“TWOA”), announced the execution of a definitive business combination agreement (“Business Combination Agreement”) with LLP, and, by joinder agreements, each of Logistic Properties of the Americas, a Cayman Islands exempted company (“Pubco”), Logistic Properties of the Americas Subco, a Cayman Islands exempted company and a wholly-owned subsidiary of Pubco (“SPAC Merger Sub”), and LPA Panama Group Corp., a company incorporated under the laws of Panama and a wholly-owned subsidiary of Pubco (“Company Merger Sub”), for a proposed business combination among the parties (the “Business Combination”). Under the Business Combination Agreement, at the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), among other matters, (a) SPAC Merger Sub will merge with and into TWOA, with TWOA continuing as the surviving company (the “SPAC Merger”), and, in connection therewith, each issued and outstanding security of TWOA immediately prior to the effective time of the Mergers (as defined below) (the “Effective Time”) will no longer be outstanding and will automatically be canceled, in exchange for the right of the holder thereof to receive a substantially equivalent security of Pubco; (b) Company Merger Sub will merge with and into LLP, with LLP continuing as the surviving company (the “Company Merger,” and, together with the SPAC Merger, the “Mergers”), and, in connection therewith, the LLP shares issued and outstanding immediately prior to the Effective Time will be canceled in exchange for the right of the holders thereof to receive ordinary shares of Pubco (“Pubco Ordinary Shares”); and (c) as a result of the Mergers, TWOA and LLP will each become wholly-owned subsidiaries of Pubco, and Pubco Ordinary Shares will be listed on The New York Stock Exchange (“NYSE”) under the symbol “LPA”, all upon the terms and subject to the conditions set forth in the Business Combination Agreement. The Business Combination was consummated on March 27, 2024. Refer to Note 25 for more details.

Conversion from S.R.L. to S.A.

On January 2, 2021, the General Assembly of Shareholders unanimously approved the transformation and conversion of LatAm Logistic Properties, S.A. from a limited liability company to a corporation, resolution duly registered with the Public Registry of Panama on January 13, 2021 (the “Conversion”). In accordance with the bylaws of a limited liability company and up to conversion date on January 2, 2021, the capital structure of Latam Logistic Properties, S.A. was through Membership Units.

The Group evaluated the facts and circumstances and concluded the Conversion represented a capital restructuring, which was reflected in the consolidated statements of changes in equity prospectively. Additionally, the Conversion resulted in an exchange of equity interest that was akin to a stock split. As such, the change in capital stock was reflected retrospectively for earnings per share (“EPS”) purposes.